Provisions - Additional Information (Details) $ in Millions	Dec. 31, 2024 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 10,861
Tax Contingencies
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	306
Labor Contingencies
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	4,308
Administrative and Other Proceedings
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 6,247